10. Net Loss per Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Net Loss Per Share Details
Net loss available for stockholders	$ (844,169)	$ (6,923,100)
Weighted average outstanding shares of common stock	84,894,351	64,586,781
Dilutive effect of stock options and warrants
Common stock and equivalents	84,894,351	64,586,781
Net loss per share - Basic and diluted	$ (0.01)	$ (0.10)